INCOME TAXES - Income (Loss) Before Income Taxes by Jurisdiction (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	£ (61,780,879)	£ (11,947,917)
Foreign	(1,532,561)	(373,834)
Income (loss) before income taxes from continuing operations	£ (63,313,440)	£ (12,321,751)